DEAR FELLOW SHAREHOLDERS:

  PERFORMANCE REVIEW--We are very pleased to report that the market total return to DNP's shareholders for the third quarter of 1997 was 13.9%. This compares favorably with the Dow Jones Utilities Index and the S&P Utilities Index which had total returns of 6.3% and 4.9%, respectively, for the third quarter. The Lehman Brothers Utility Bond Index had a total return of 4.2% for the same period. Likewise, a very favorable return of 20.5% for the nine months ending September 30 accrued to DNP shareholders. The total return for the Dow Utilities Index was 6.3%, 7.3% for the S&P Utilities, and 7.7% for the Lehman Brothers Utility Bond Index for the same period.

  While such total return comparisons are noteworthy, the Fund's primary goals are current income and long-term growth in income. Shareholders during the third quarter enjoyed the increased monthly dividend rate of 6.5 cents per share declared by the Board at its July meeting. The 6.5 cent monthly rate without compounding would be 78 cents annualized, or an 8.00% common stock yield based on the September 30, 1997 closing price of $9.75 per share. That yield compares favorably with most investment alternatives.

                           COMPARATIVE TOTAL RETURNS
                          FOR PERIODS ENDING 9/30/97

                             [GRAPH APPEARS HERE]

                                  Third Quarter   Nine Months   Twelve Months
                                  -------------   -----------   -------------
DNP Market Value Total Return*        13.9%          20.5%          23.4%
Composite**                            5.7%           6.8%          14.3%

* Total return of a Fund shareholder in the Fund's Automatic Dividend Reinvestment Plan.

** Weighted average of Dow Jones Utility Index and Lehman Brothers Utility
   Bond Index.

  ELECTRIC UTILITY INVESTMENT ENVIRONMENT--The rapid pace of regulatory and legislative change continued in the electric industry during the third quarter, with restructuring and competition being the main themes. The impacts from regulatory restructuring are coming into focus led by California, New York, and New Hampshire. In two of those three states (New Hampshire being the exception), investors have responded positively to the regulatory clarity as the stock price of electric utility companies outperformed the broad utility Indexes during the quarter.

  Over the next few months, we expect the states of Illinois, Massachusetts, Michigan, and Pennsylvania to finalize restructuring legislation. Several other states are at various points in the restructuring process and completion is likely within the next 12 to 24 months. The timing for full implementation of retail competition will vary by state, but we expect that most customers will be able to choose their electricity supplier within the next four years.

  The electric industry is in a state of change accompanied by increasing uncertainty as companies are reducing rates, merging, forming alliances, diversifying both domestically and internationally, and selling generating assets. Consequently, your Fund has reduced its exposure to electric utility stocks. However, the Fund managers still see selective opportunities within the sector. In certain cases, the clarity provided by finalized state restructuring plans will be positive for investors. Our analysts will continue to closely monitor company and industry developments with a goal of making investments in those companies that convert the competitive challenges into profitable opportunities.

  TELECOMMUNICATIONS INVESTMENT ENVIRONMENT--In the telecommunications industry, the drive to consolidate continued at a fevered pitch. During the month of October, both WorldCom and GTE upped British Telecom's ante for MCI Communications, setting the stage for a bidding war. (Isn't it interesting that in August MCI looked like damaged goods and now it's a highly sought-after asset?) However, on November 10, WorldCom appeared to have pre-empted any potential bidding war by increasing its $30 billion stock offer to an eye-popping $37 billion in stock and cash, outweighing GTE's $28 billion all cash bid. MCI has accepted WorldCom's offer, and BT seems to be happy to go home with $7.4 billion in cash, some of which may be returned to shareholders in the form of dividends.

  Naturally, the question on many investors' minds is: How can WorldCom possibly offer so much more for MCI than either BT or GTE? The primary reason, in a word, is synergy. A merger of WorldCom and MCI is expected to produce significant operating cost savings and large reductions in capital expenditures, which will substantially lower the cost structure for delivering local, long distance and Internet services. In an era where the delivery of telecommunications services is rapidly becoming a commodity, being the low-cost provider is crucial. Neither BT nor GTE would have been able to realize the same level of synergy with MCI that is available to WorldCom. Indeed, their interest in MCI had more to do with expanding their reach (the U.S. for BT; full service provider nationwide for GTE) than cost savings.

  While the battle to win MCI may be over, the desire of companies in this industry to merge continues unabated. Having lost out on MCI, BT will now have to find another partner in the U.S., possibly one of the Regional Bell Operating Companies (RBOCs). As for GTE, its appetite may have been whetted by the bid for MCI and could go looking elsewhere to quickly expand its reach (they've talked to AT&T in the past). What is clear is that over the next few years, the structure of the industry on a global basis will change dramatically and irreversibly, with no company left unscathed. The bottom line: while it is a very exciting time in the telecommunications industry, companies can also be unpredictable and/or irrational. As a result, careful analysis and a thorough understanding of the industry dynamics has become increasingly important in the investment decision.

  GAS AND REITS--Over the past several quarters, your management team has increased the Fund's investments in both gas companies and in Real Estate Investment Trusts (REITs). REITs are public companies that own and manage real estate. REITs provide an opportunity for shareholders to participate in and benefit from the professional management of real estate. Based on the relative fundamentals and relative price statistics of each industry, we think continued investments into these industries are likely, although probably not at the same rate as the recent past. Our intent is to continue to invest in those companies that best assists the Fund to meet its objective of providing you, the shareholder, with a relatively high level of income.

  QUARTERLY BOARD MEETING--At the quarterly meeting held on October 17, 1997 the Board of Directors declared the following monthly dividends:

           DIVIDEND                  RECORD                 PAYMENT
           PER SHARE                  DATE                   DATE
           ---------                 ------                 -------
           6.5 cents                10-31-97               11-10-97
           6.5 cents                11-28-97               12-10-97

  The 6.5 cents per share rate is the continuation of the increased rate declared at the June board meeting. The Fund is dedicated to the continuity of monthly dividend payouts at the 6.5 cents per share level.

  AUTOMATIC DIVIDEND REINVESTMENT PLAN AND DIRECT DEPOSIT SERVICE--The Fund has a dividend reinvestment plan available to all registered shareholders. As long as the market price of the common stock of the Fund exceeds or is equal to the net asset value per share, new shares for the dividend reinvestment program are issued at the greater of either 95% of the market price or the net asset value. If the market price per share of common stock is below the net asset value per share, shares are purchased in the open market at prevailing market prices, plus any brokerage commissions paid by The Bank of New York for all shares purchased by it in the reinvestment of the distribution and credited to the accounts of plan participants.

  For those shareholders whose shares are held for them by a brokerage house or nominee in "street-name," you may not participate in the Fund's automatic dividend reinvestment plan inasmuch as the Fund cannot communicate directly with you since the Fund does not have your name and address. Thus for those Fund shareholders in "street-name" desiring automatic dividend reinvestment, we suggest you contact your broker or other nominee.

  As an added service, the Fund now offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly dividend check. Direct deposit provides automatic and immediate access to your funds on the dividend payment date and eliminates the possibility of mail delays and lost or stolen checks. This service is offered through The Bank of New York.

  For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York. You can contact the Advisor, Administrator, or The Bank of New York by calling the Fund's toll free number of 1-800-680-4DNP.

  VISIT US ON THE WEB--You can obtain the most recent shareholder financial report and dividend information at our web site http://www.duff.com.

  We appreciate your interest in Duff & Phelps Utilities Income Inc., and we will continue to do our best to be of service to you.

/s/ Claire V. Hansen                             /s/ Calvin J. Pedersen
Claire V. Hansen, CFA                            Calvin J. Pedersen, CFA
Chairman                                         President and Chief Executive
                                                 Officer

                      DUFF & PHELPS UTILITIES INCOME INC.
                            STATEMENT OF NET ASSETS
                                  (UNAUDITED)
                               SEPTEMBER 30, 1997
COMMON STOCKS--71.8%

                                                                      MARKET
                                                                      VALUE
 SHARES      COMPANY                                                 (NOTE 1)
 ------      -------                                              --------------
             . ELECTRIC--38.8%
   1,733,000 Baltimore Gas & Electric Co........................  $   48,090,750
   1,818,600 Boston Edison Co...................................      55,808,288
   1,617,900 Carolina Power & Light Co..........................      58,143,281
   1,635,000 CINergy Corp.......................................      54,670,313
     705,000 CIPSCO Inc.........................................      26,878,125
   1,352,700 CMS Energy Corp....................................      50,049,900
   1,265,000 DQE Incorporated...................................      42,693,750
   1,000,000 Duke Energy Corp...................................      49,437,500
     309,000 Eastern Utilities Associates.......................       6,160,688
   1,858,400 Edison International...............................      46,924,600
   2,240,000 Empresa National De Electricidad ADR...............      48,160,000
   1,447,800 FPL Group Inc......................................      74,199,750
   1,000,000 GPU Inc............................................      35,875,000
   1,865,400 Illinova Corp......................................      40,222,688
   1,141,800 LG&E Energy Corp...................................      25,333,688
     686,500 National Power PLC ADR.............................      24,628,188
   1,278,300 NIPSCO Industries Inc..............................      53,848,387
     620,000 Pinnacle West Capital Corp.........................      20,847,500
     302,000 Powergen PLC ADR...................................      14,873,500
   2,000,000 Southern Co........................................      45,125,000
     500,000 Southern Electric PLC ADR..........................       3,775,950
   1,319,700 TECO Energy Inc....................................      32,332,650
     700,000 Texas Utilities Co.................................      25,200,000
     682,600 Wisconsin Energy Corp..............................      17,747,600
                                                                  --------------
                                                                     901,027,096
             . GAS--5.2%
     235,000 AGL Resources......................................       4,450,312
     661,600 Keyspan Energy Corp................................      22,080,900
     225,000 CMS Energy Corp. Class G...........................       4,851,562
     245,000 EL Paso Natural Gas Co.............................      14,837,812
      75,000 MCN Energy Group Inc...............................       2,400,000
     400,000 National Fuel Gas Co...............................      17,600,000
     444,700 NICOR Inc..........................................      16,676,250
     300,000 Washington Gas Light Co............................       7,687,500
     660,000 Williams Companies Inc.............................      30,896,250
                                                                  --------------
                                                                     121,480,586

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1997

                                                                      MARKET
                                                                      VALUE
 SHARES      COMPANY                                                 (NOTE 1)
 ------      -------                                              --------------
             . TELECOMMUNICATION--15.7%
   1,143,100 Ameritech Corp.....................................  $   76,016,150
     449,500 Bell Atlantic Corp.................................      36,156,656
     565,000 Bellsouth Corp.....................................      26,131,250
     420,200 British Telecommunications PLC ADR.................      27,995,825
     695,000 Cable and Wireless ADS.............................      17,983,125
     200,000 Royal PTT Nederland ADS............................       7,812,500
   1,318,615 SBC Communications Inc.............................      80,929,996
     664,400 Telefonica De Espana ADS...........................      62,536,650
     575,000 Sprint Corp........................................      28,750,000
                                                                  --------------
                                                                     364,312,152
             . NON-UTILITY--12.1%
     175,000 Arden Realty Inc...................................       5,490,625
     161,000 Bay Apartment Communities..........................       6,429,938
     309,000 Boston Properties Inc..............................      10,139,062
     253,800 CBL & Associates Properties Inc....................       6,582,937
     350,000 Centerpoint Properties Corporation.................      12,709,375
     120,000 Chelsea GCA Realty Inc.............................       5,010,000
     100,000 Colonial Properties Trust..........................       2,987,500
     450,000 Cornerstone Properties Inc.........................       8,606,250
      50,000 Crescent Operating Inc.............................       1,006,250
     500,000 Crescent Real Estate Equities Inc..................      20,062,500
     200,000 Developers Diversified Realty Corp.................       8,000,000
     400,000 Equity Residential Properties Trust................      21,825,000
     200,000 Essex Property Trust Inc...........................       6,962,500
     478,100 First Industrial Realty Trust......................      16,255,400
     126,300 Gables Residential Trust...........................       3,425,887
     131,000 Great Lakes REIT Inc...............................       2,480,813
     455,000 Highwoods Properties Inc...........................      16,095,625
     175,000 Macerich Co........................................       5,053,125
     590,000 Nationwide Health Properties.......................      14,196,875
     500,008 Patriot American Hospitality.......................      15,937,755
     714,200 Reckson Associates Realty Corp.....................      19,015,575
     512,500 Starwood Lodging Trust.............................      29,436,719
     174,200 Sunstone Hotel Investors Inc.......................       3,070,275
     373,400 TriNet Corporate Realty Trust......................      13,115,675
     200,000 Urban Shopping Centers Inc.........................       6,400,000
     160,600 Vornado Realty Trust...............................      13,640,962
     200,000 Weeks Corp.........................................       6,550,000
                                                                  --------------
                                                                     280,486,623
                                                                  --------------
             Total Common Stocks (Cost--$1,523,381,045).........   1,667,306,457
                                                                  --------------

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1997

                                                                       MARKET
                                                                       VALUE
 SHARES COMPANY                                                       (NOTE 1)
 ------ -------                                                     ------------
 CONVERTIBLE PREFERRED STOCKS--0.0%
        . NON-UTILITY--0.0%
 47,000 Tanger Factory Outlet Centers Inc. Series A...............  $  1,269,000
                                                                    ------------
        Total Convertible Preferred Stocks (Cost--$989,350).......     1,269,000
                                                                    ------------

BONDS--27.4%

                                                RATINGS
                                       --------------------------
                                                         STANDARD     MARKET
                                        DUFF &             AND        VALUE
  PAR VALUE  COMPANY                    PHELPS   MOODY'S  POOR'S     (NOTE 1)
  ---------  -------                   --------- ------- -------- --------------
             . ELECTRIC--14.6%
 $24,920,000 Alabama Power Co.
              9%, due 12/01/24.......  AA-        A1       A+         27,583,473
  14,500,000 Commonwealth Edison Co.
              9 3/4%, due 2/15/20....  BBB        Baa2     BBB        16,130,177
   7,500,000 Commonwealth Edison Co.
              9 7/8%, due 6/15/20....  BBB        Baa2     BBB         8,691,314
   6,850,000 Commonwealth Edison Co.
              8 5/8%, due 2/01/22....  BBB        Baa2     BBB         7,279,029
   5,000,000 Commonwealth Edison Co.
              8 3/8%, due 9/15/22....  BBB        Baa2     BBB         5,211,030
  10,000,000 Commonwealth Edison Co.
              8 3/8%, due 2/15/23....  BBB        Baa2     BBB        10,460,390
   5,000,000 Duke Energy Corp.
              8 3/8%, due 12/01/21...  AA         Aa3      A+          5,178,149
   8,000,000 Duquesne Light Co.
              7.55%, due 6/15/25.....  A-         Baa1     BBB+        8,010,671
   5,000,000 Gulf States Utilities
              8.94%, due 1/01/22.....  Not Rated  Baa3     BBB-        5,385,795
  20,000,000 Illinois Power Co.
              8%, due 2/15/23........  BBB+       Baa1     BBB        20,425,537
  15,000,000 New York State Electric
              & Gas Corp. 9 7/8, due
              11/01/20...............  Not Rated  Baa1     BBB+       16,380,688

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1997

                                                 RATINGS
                                        --------------------------
                                                          STANDARD    MARKET
                                         DUFF &             AND       VALUE
  PAR VALUE  COMPANY                     PHELPS   MOODY'S  POOR'S    (NOTE 1)
  ---------  -------                    --------- ------- -------- ------------
 $ 4,000,000 New York State Electric
              & Gas Corp. 8 7/8%, due
              11/01/21...............   Not Rated  Baa1     BBB+   $  4,306,652
   6,500,000 Ohio Edison Co.
              8 3/4%, due 2/15/98....   BBB+       Baa2     BB+       6,560,729
  14,105,000 Pennsylvania Power &
              Light Co.
              9 1/4%, due 10/01/19...   Not Rated  A3       A-       15,614,897
  16,850,000 Pennsylvania Power &
              Light Co.
              9 3/8%, due 7/01/21....   Not Rated  A3       A-       19,057,803
  11,750,000 Philadelphia Electric
              8 3/4%, due 4/01/22....   BBB+       Baa1     BBB+     12,389,281
  27,580,000 Potomac Electric Power
              Co.
              9%, due 6/01/21........   AA-        A1       A        31,320,096
  10,000,000 Public Service Co. of
              Colorado
              8 3/4%, due 3/01/22....   Not Rated  A3       A-       10,981,789
   3,000,000 Rochester Gas & Electric
              Corp.
              9 3/8%, due 4/01/21....   BBB+       Baa1     BBB+      3,318,336
  29,830,000 Texas Utilities Electric
              Co.
              9 3/4%, due 5/01/21....   Not Rated  Baa1     BBB+     33,572,560
  10,000,000 Texas Utilities Electric
              Co.
              8 3/4%, due 11/01/23...   Not Rated  Baa1     BBB+     11,044,379
  12,000,000 UtiliCorp United Inc.
              8%, due 3/01/23........   BBB        Baa3     BBB      12,297,708
   4,000,000 Union Electric Co.
              8 3/4%, due 12/01/21...   AA-        A1       AA-       4,390,416
  29,780,000 Virginia Electric &
              Power Co.
              9 3/8%, due 6/01/98....   A          A2       A        30,438,672
  11,500,000 Virginia Electric &
              Power Co.
              8 1/4%, due 3/01/25....   A          A2       A        12,408,406
                                                                   ------------
                                                                    338,437,977
             . GAS--2.5%
   2,125,000 ANR Pipeline Co.
              9 5/8%, due 11/01/21...   Not Rated  Baa2     BBB       2,714,853
   8,875,000 Enron Corp.
              9.65%, due 5/15/01.....   BBB+       Baa2     BBB+      9,799,100

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1997

                                                 RATINGS
                                        --------------------------
                                                          STANDARD    MARKET
                                         DUFF &             AND       VALUE
  PAR VALUE  COMPANY                     PHELPS   MOODY'S  POOR'S    (NOTE 1)
  ---------  -------                    --------- ------- -------- ------------
 $ 7,885,000 Pennzoil Co.
              10 1/8%, due 11/15/09..   Not Rated  Baa3     BBB    $  9,888,460
  10,000,000 Phillips Petroleum Co.
              9.18%, due 9/15/21.....   Not Rated  A3       A-       11,302,539
   4,500,000 Sonat Inc.
              9 1/2%, due 8/15/99....   Not Rated  A3       A-        4,757,841
   5,000,000 Southern California Gas
              Co.
              8 3/4%, due 10/01/21...   AA-        Aa-      A-        5,487,440
  14,500,000 Transcontinental Gas
              Pipe Line Corp. 9 1/8%,
              due 2/01/17............   BBB+       Baa1     BBB      15,125,950
                                                                   ------------
                                                                     59,076,183
             . TELECOMMUNICATION--9.1%
  13,000,000 AT&T Corp.
              8.35%, due 1/15/25.....   AA         Aa3      AA-      14,000,700
  13,500,000 Bellsouth Capital
              Funding Corp.
              9 1/4%, due 1/15/98....   AA+        Aa1      AAA      13,632,528
  35,428,000 GTE Corp
              9 3/8%, due 12/01/00...   A-         Baa1     A        38,569,327
   6,000,000 GTE Corp.
              10 1/4%, due 11/01/20..   A-         Baa1     A         6,901,128
  10,000,000 GTE California Inc.
              8.07%, due 4/15/24.....   AA         A1       AA-      10,836,739
   6,625,000 GTE Corp.
              7.90%, due 2/01/27.....   A-         A3       A         6,963,431
  11,995,000 Mountain States
              Telephone
              9 1/2%, due 5/01/00....   AA-        Aa3      A        12,917,882
  13,750,000 New England Telephone &
              Telegraph 9%, due
              8/01/31................   AA         Aa2      AA       15,207,003
  10,000,000 New York Telephone Co.
              7 5/8%, due 2/01/23....   A+         A2       A+       10,297,989
  10,000,000 New York Telephone Co.
              7%, due 8/15/25........   A+         A2       A+        9,675,000
  20,740,000 New York Telephone Co.
              9 3/8%, due 7/15/31....   A+         A2       A+       23,304,521
   5,000,000 Pacific Bell
              8 1/2%, due 8/15/31....   AA-        A1       AA-       5,402,260

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1997

                                                RATINGS
                                        -----------------------
                                                       STANDARD     MARKET
                                        DUFF &           AND        VALUE
  PAR VALUE  COMPANY                    PHELPS MOODY'S  POOR'S     (NOTE 1)
  ---------  -------                    ------ ------- -------- --------------
 $24,900,000 Southwestern Bell
              Telephone
              7.20%, due 10/15/26....    AA     Aa3      AA     $   24,670,347
  13,000,000 US West Capital Funding
              7.90%, due 2/01/27.....    BBB+   Baa1     BBB+       13,679,326
   5,000,000 US West Communications
              8 7/8%, due 6/01/31....    AA-    Aa3      A           5,535,450
                                                                --------------
                                                                   211,593,631
             . NON-UTILITY--1.2%
  15,700,000 American General Corp.
              9 5/8%, due 2/01/18....    A+     A2       AA-        16,541,707
   8,000,000 Dayton Hudson Corp.
              9 7/8%, due 7/01/20....    A-     Baa1     BBB+       10,193,103
                                                                --------------
                                                                    26,734,810
                                                                --------------
             Total Bonds (Cost--$624,730,204).................     635,842,601
                                                                --------------
 U.S. TREASURY OBLIGATIONS--1.5%
  29,000,000 U.S. Treasury Bonds
              11 3/4%, due 2/15/01............................      34,102,201
                                                                --------------
             Total U.S. Treasury Obligations (Cost--
              $35,325,625)....................................      34,102,201
                                                                --------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS--0.1%
   1,321,344 Federal National Mortgage Association
              8%, due 5/01/05.................................       1,363,461
                                                                --------------
             Total U.S. Government Agency Obligations (Cost--
              $1,365,526).....................................       1,363,461
                                                                --------------
 CASH AND OTHER ASSETS LESS LIABILITIES--(1.1%)...............  ($  19,196,687)
                                                                --------------
 NET ASSETS
  (equivalent to $9.01 per share of common stock based on
  202,181,356 shares of common stock outstanding, authorized
  250,000,000 shares, $.001 par value per share and 5,000
  shares remarketed preferred stock outstanding, authorized
  100,000,000 shares, liquidation preference $100,000 per
  share, $.001 par value per share)...........................  $2,320,687,033
                                                                ==============

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                     STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                              SEPTEMBER 30, 1997


(1) The market values for securities are determined as follows: Securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Securities so traded for which there were no sales and other securities are valued at the mean of the most recent bid-asked quotations. Bonds not traded on a securities exchange nor quoted on the NASDAQ System are valued at fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis. Other assets and securities are valued at a fair value, as determined in good faith by the Board of Directors.

BOARD OF DIRECTORS

WALLACE B. BEHNKE

HARRY J. BRUCE

FRANKLIN A. COLE

GORDON B. DAVIDSON

ROBERT J. DAY

CLAIRE V. HANSEN, CFA

FRANCIS E. JEFFRIES, CFA

NANCY LAMPTON

BERYL W. SPRINKEL

OFFICERS

CLAIRE V. HANSEN, CFA
Chairman

CALVIN J. PEDERSEN, CFA
President and Chief Executive  Officer

RICHARD J. SPLETZER, CFA, CIC
Executive Vice President and  Chief Investment Officer

T. BROOKS BEITTEL, CFA
Senior Vice President, Secretary and Treasurer

NATHAN I. PARTAIN, CFA
Senior Vice President

JOSEPH C. CURRY, JR.
Vice President

MICHAEL SCHATT
Vice President

DIANNA P. WENGLER
Assistant Secretary

DUFF & PHELPS
UTILITIES INCOME INC.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(800) 680-4367
(312) 368-5510

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(502) 588-8400

Transfer Agent
Dividend Disbursing
Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
1-800-432-8224

Legal Counsel

Mayer, Brown & Platt
190 South LaSalle Street
Chicago, Illinois 60603

Independent Public Accountants

Arthur Andersen LLP
33 West Monroe Street
Chicago, Illinois 60603

                                                                   Duff & Phelps
                                                           Utilities Income Inc.


                                                                   3RD


                                                              THIRD QUARTER
                                                              REPORT

                                                              SEPTEMBER 30,
                                                              1997
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